Parent company accounts - Cash flow statement (Parenthetical) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Cash Flow Statements, Captions [Line Items]
Issuance of subordinated liabilities		£ 1,772	£ 1,870	£ 1,523
Interest received		35,835	38,212	35,089
Interest paid		21,517	25,287	20,303
Dividends received		0	3	0
Barclays PLC
Condensed Cash Flow Statements, Captions [Line Items]
Issuance of subordinated liabilities	[1]	0	0	1,180
Interest received		3,182	2,828	2,360
Interest paid		3,210	2,888	2,355
Dividends received		£ 4,185	3,087	2,818
Barclays PLC | Previously Reported
Condensed Cash Flow Statements, Captions [Line Items]
Net increase in debt securities in issue			8,005	3,585
Issuance of subordinated liabilities			£ (339)	£ (1,944)

[1]	In 2024, ‘net increase in debt securities in issue’ were presented as a net inflow of £8,005m (2023:£3,585m) and ‘proceeds of borrowings and issuance of subordinated liabilities’ as a net outflow of £339m (2023: £1,944m). In 2025 these transactions are presented on a gross basis.